Collaborative and Other Agreements (Details Textual) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payments For Services Under Collaborative Agreement	$ 207,000	$ 309,000
Payments for Royalties	941,000	357,000
Payments to Acquire Intangible Assets	182,000	168,000
Fees For Commencement Of The First Phase		2,500,000	2,500,000
Fees To Be Paid On First Regulatory Approval		5,000,000	5,000,000
Common Stock [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Stock Issued During Period, Value, Issued for Services			$ 3,000,000